Consolidated Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss				$ (28,260,571)	$ (15,127,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				516,949	365,097
Accretion of debt discount				1,342,062	29,166
Stock-based compensation				2,602,175	425,580
Loss on extinquishment of debt					9,484,113
Change in fair value of warrant liabilities				6,461,087
Noncash impact of lease accounting				196,555	205,966
Other income – Paycheck Protection Program Loan forgiveness					(1,578,500)
Changes in operating assets and liabilities:
Accounts receivable				(828,298)	(721,401)
Inventories				(6,666,912)
Contract assets				319,480	(831,489)
Other assets				(4,902,797)	(275,759)
Accounts payable				(7,731,279)	2,287,134
Contract liabilities					(1,433,370)
Operating lease liabilities				(323,434)	(330,598)
Net cash from operating activities				(37,274,983)	(7,501,690)
Capital expenditures				(14,247,005)	(922,487)
Net cash				(19,206,268)	(922,487)
Purchase of short-term investments				(4,959,263)
Proceeds from notes payable				2,000,000	24,950,000
Proceeds from Paycheck Protection Program Loan					1,578,500
Proceeds from exercise of stock options					35,200
Payments of note payable				(17,850,333)	(484,836)
Proceeds from reverse recapitalization with CleanTech Acquisition Corp, net				14,947,876
Proceeds from issuance of common stock for Pipe Investment				31,000,000
Proceeds from issuance of debentures and SPA Warrants, net of discount				35,800,000
Net cash provided by financing activities				53,315,543	26,078,864
Payment of transaction costs on equity funding				(12,582,000)
Cash Flows from Financing Activities:
Net change in cash				(3,165,708)	17,654,687
Cash – beginning of period	$ 20,952,867	$ 3,298,180		20,952,867	3,298,180
Cash – end of period			$ 3,298,180	17,787,159	20,952,867
Supplemental disclosure of cash flow information:
Cash paid for interest				2,719,947	25,909
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of convertible debt and accrued interest expense to common stock				14,548,914
Conversion of Series A preferred stock in connection with reverse recapitalization				3,348
Conversion of Series B preferred stock in connection with reverse recapitalization				7,254
Private and Public Warrant Liabilities assumed in reverse recapitalization				5,278,145
Fair value of SPA warrants at issuance				20,949,110
Loan commitment fee					(300,000)
CleanTech Acquisition Corp
Cash Flows from Operating Activities:
Net loss	1,155,839		(1,000)		(595,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Transaction costs allocated to warrant liabilities					155,037
Net gain on investments held in Trust Account	(252,815)				(5,428)
Change in fair value of warrant liabilities	(2,917,250)				(1,077,750)
Change in fair value of over-allotment option liability					225,000
Changes in operating assets and liabilities:
Prepaid expenses	43,708				(73,865)
Accounts payable	171,786				153,601
Accrued expenses	989,479		1,000		28,500
Accrued expenses – related party	60,000				53,333
Franchise tax payable	2,800				97,200
Net cash from operating activities	(746,453)				(1,039,814)
Investment of cash in Trust Account					(174,225,000)
Net cash					(174,225,000)
Proceeds from promissory note – related party	400,333				188,302
Repayment of promissory note – related party					(188,302)
Payment to related party for cancellation of Founder Shares					(16,667)
Proceeds from initial public offering, net of underwriter’s discount paid					169,050,000
Proceeds from sale of private placement warrants					7,175,000
Payment of offering costs					(466,281)
Proceeds from sale of Founder Shares			25,000		16,667
Net cash provided by financing activities	400,333		25,000		175,758,719
Cash Flows from Financing Activities:
Net change in cash	(346,120)		25,000		493,905
Cash – beginning of period	518,905	25,000		$ 518,905	25,000
Cash – end of period	172,785	25,000	$ 25,000		$ 518,905
Non-cash investing and financing activities:
Deferred offering costs included in promissory note – related party		182,856
Deferred offering costs included in accrued offering costs		$ 39,067